UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2022

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Semi-Annual Report

October 31, 2021

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-855-456-ROBO and on the Commission’s website at http://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Australia — 1.1%
Health Care — 1.1%
CSL	12,135	$2,738,847
Total Australia		2,738,847
Belgium — 0.9%
Information Technology — 0.9%
Materialise ADR*	86,920	2,097,380
Total Belgium		2,097,380
China — 1.0%
Health Care — 1.0%
Ping An Healthcare and Technology*	489,000	2,379,294
Total China		2,379,294
Denmark — 0.7%
Health Care — 0.7%
GN Store Nord	27,289	1,657,712
Total Denmark		1,657,712
France — 2.0%
Health Care — 2.0%
Cellectis ADR*	240,247	2,585,058
Eurofins Scientific	19,463	2,296,045
Total Health Care		4,881,103
Total France		4,881,103
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers	50,363	3,348,908
Total Germany		3,348,908
Hong Kong — 1.9%
Consumer Discretionary — 1.0%
JD Health International*	274,200	2,428,623
Health Care — 0.9%
Alibaba Health Information Technology*	1,700,000	2,148,206
Total Hong Kong		4,576,829
Description	Shares	Fair Value
Italy — 1.4%
Health Care — 1.4%
DiaSorin	14,652	$3,312,350
Total Italy		3,312,350
Japan — 0.7%
Health Care — 0.7%
Terumo	41,400	1,821,927
Total Japan		1,821,927
Netherlands — 1.3%
Health Care — 1.3%
Koninklijke Philips	65,575	3,090,476
Total Netherlands		3,090,476
Spain — 1.0%
Health Care — 1.0%
Grifols	103,114	2,362,104
Total Spain		2,362,104
Switzerland — 3.8%
Health Care — 3.8%
Lonza Group	3,805	3,125,618
Roche Holding	7,288	2,823,876
Tecan Group	5,141	3,150,709
Total Health Care		9,100,203
Total Switzerland		9,100,203
United Kingdom — 1.7%
Health Care — 1.7%
EMIS Group	98,784	1,825,296
Smith & Nephew PLC	131,073	2,254,830
Total Health Care		4,080,126
Total United Kingdom		4,080,126
United States — 81.0%
Health Care — 77.7%
1Life Healthcare*	138,219	2,993,823
Abbott Laboratories	18,455	2,378,665
ABIOMED*	9,821	3,260,965
Agilent Technologies	16,337	2,572,914
Akoya Biosciences*	195,689	2,592,879
Align Technology*	4,107	2,564,288
Alnylam Pharmaceuticals*	9,271	1,479,281
Arrowhead Pharmaceuticals*	27,099	1,729,458
Avanos Medical*	67,346	2,124,093
Axogen*	210,787	3,201,855
Baxter International	28,108	2,219,408
Becton Dickinson	7,807	1,870,479
BioMarin Pharmaceutical*	29,307	2,321,994

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
Bio-Rad Laboratories, Cl A*	3,839	$3,050,777
Boston Scientific*	81,506	3,515,354
Bristol-Myers Squibb	34,318	2,004,171
Butterfly Network	270,169	2,788,144
Cardiovascular Systems*	96,297	3,378,099
CareDx*	45,673	2,329,323
Catalent*	22,695	3,128,733
Cerus*	330,032	2,178,211
Charles River Laboratories International*	8,142	3,653,152
Codexis*	99,736	3,467,821
CONMED	17,536	2,565,166
Danaher	10,738	3,347,786
DexCom*	6,747	4,204,797
Editas Medicine, Cl A*	26,822	984,904
Edwards Lifesciences*	22,224	2,662,880
Exact Sciences*	31,194	2,970,293
Fate Therapeutics*	25,082	1,349,412
Fulgent Genetics*	35,831	2,971,107
Glaukos*	61,960	2,832,192
Globus Medical, Cl A*	22,966	1,772,286
Health Catalyst*	63,266	3,330,322
Hologic*	34,673	2,541,878
Illumina*	7,840	3,254,070
Incyte*	44,266	2,964,937
Insulet*	12,097	3,750,312
Integra LifeSciences Holdings*	48,245	3,206,363
Intuitive Surgical*	10,246	3,700,138
IQVIA Holdings*	12,656	3,308,532
iRhythm Technologies*	74,216	5,205,509
Masimo*	9,715	2,754,591
Medpace Holdings*	15,005	3,399,383
Moderna*	8,083	2,790,332
NanoString Technologies*	45,789	2,211,609
Natera*	29,582	3,389,209
NeoGenomics*	65,584	3,016,864
Nevro*	24,638	2,802,326
Novocure*	13,213	1,355,257
Omnicell*	20,805	3,706,411
Penumbra*	12,664	3,502,229
PerkinElmer	15,853	2,804,237
Quidel*	21,544	2,860,397
Regeneron Pharmaceuticals*	4,957	3,172,182
STAAR Surgical*	11,693	1,385,153
Stryker	9,990	2,658,039
Tabula Rasa HealthCare*	113,383	3,078,348
Tactile Systems Technology*	64,909	2,238,711
Teladoc Health*	25,324	3,788,217
Description	Shares	Fair Value
Thermo Fisher Scientific	6,444	$4,079,502
Twist Bioscience*	15,957	1,895,692
Veeva Systems, Cl A*	5,759	1,825,661
Veracyte*	71,425	3,419,828
Vertex Pharmaceuticals*	13,864	2,563,870
Vocera Communications*	71,921	4,069,290
		186,494,109
Information Technology — 3.3%
3D Systems*	70,430	1,983,309
Brooks Automation	30,563	3,559,061
Novanta*	13,775	2,377,014
		7,919,384
Total United States		194,413,493
Total Common Stock
(Cost $237,609,944)		239,860,752
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 0.03%(A)	202,300	202,300
Total Short-Term Investment
(Cost $202,300)		202,300
Total Investments — 100.0%
(Cost $237,812,244)		$240,063,052

Percentages are based on Net Assets of $240,014,634.

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 100.0%
Belgium — 1.4%
Information Technology — 1.4%
Materialise ADR*(A)	1,122,413	$27,083,826
Total Belgium		27,083,826
Canada — 1.2%
Industrials — 1.2%
ATS Automation Tooling Systems*	695,308	23,621,008
Total Canada		23,621,008
China — 2.7%
Industrials — 0.9%
Han’s Laser Technology Industry Group, Cl A	1,049,394	7,028,429
Shenzhen Inovance Technology, Cl A	478,559	4,878,097
Siasun Robot & Automation, Cl A	3,284,854	4,804,624
		16,711,150
Information Technology — 1.8%
Hollysys Automation Technologies*	1,330,627	26,546,009
Iflytek	921,424	8,123,817
		34,669,826
Total China		51,380,976
Finland — 1.0%
Industrials — 1.0%
Cargotec, Cl B	356,008	18,473,590
Total Finland		18,473,590
France — 2.1%
Industrials — 0.9%
Schneider Electric	95,212	16,406,363
Information Technology — 1.2%
Dassault Systemes	387,289	22,579,757
Total France		38,986,120
Description	Shares	Fair Value
Germany — 6.8%
Industrials — 5.6%
Duerr	434,059	$19,640,451
GEA Group	563,917	27,793,854
KION Group	153,186	16,734,665
Krones	239,188	24,704,357
Siemens	107,301	17,419,091
		106,292,418
Information Technology — 1.2%
Jenoptik	586,859	22,465,972
Total Germany		128,758,390
Japan — 18.8%
Industrials — 13.1%
Daifuku	297,117	27,229,754
Daihen	371,909	15,476,503
FANUC	132,028	25,832,446
Fuji Machine Manufacturing	1,007,700	23,375,282
Harmonic Drive Systems	563,239	25,389,594
Mitsubishi Electric	1,187,044	15,875,835
Nabtesco(A)	495,110	16,022,415
Shibaura Machine	564,933	13,149,153
SMC	38,776	23,104,069
THK(A)	932,557	19,980,151
Toyota Industries	267,500	22,662,136
Yaskawa Electric	502,049	21,662,627
		249,759,965
Information Technology — 5.7%
Amano	675,900	16,650,762
Keyence	47,548	28,568,414
Omron	247,558	23,599,697
Optex Group	802,900	10,181,920
Yokogawa Electric	1,471,978	29,329,831
		108,330,624
Total Japan		358,090,589
South Korea — 1.1%
Information Technology — 1.1%
Koh Young Technology	1,339,869	21,154,921
Total South Korea		21,154,921
Sweden — 2.1%
Health Care — 0.8%
Elekta, Cl B(A)	1,257,758	14,603,671
Information Technology — 1.3%
Hexagon, Cl B	1,589,801	25,544,919
Total Sweden		40,148,590

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2021 (Unaudited) (Continued)

Description	Shares	Fair Value
Switzerland — 4.1%
Health Care — 1.3%
Tecan Group	40,337	$24,720,897
Industrials — 2.8%
ABB	631,403	20,930,448
Kardex Holding	107,445	33,159,497
		54,089,945
Total Switzerland		78,810,842
Taiwan — 5.8%
Industrials — 2.8%
Airtac International Group	913,547	27,266,627
Hiwin Technologies	2,320,546	25,785,235
		53,051,862
Information Technology — 3.0%
Advantech	1,575,967	20,571,984
Delta Electronics	1,870,187	16,476,826
Global Unichip	970,000	20,859,090
		57,907,900
Total Taiwan		110,959,762
United Kingdom — 3.6%
Consumer Staples — 1.0%
Ocado Group*	806,963	19,943,721
Information Technology — 2.6%
Blue Prism Group*	1,787,159	27,657,567
Renishaw	321,214	22,125,209
		49,782,776
Total United Kingdom		69,726,497
United States — 49.3%
Consumer Discretionary — 4.0%
Aptiv*	123,723	21,390,470
iRobot*(A)	392,488	32,741,349
Luminar Technologies, Cl A*(A)	1,394,211	22,851,118
		76,982,937
Consumer Staples — 0.5%
AppHarvest*(A)	1,593,956	9,595,615
Health Care — 9.3%
Globus Medical, Cl A*	204,284	15,764,596
Illumina*	62,747	26,043,770
Intuitive Surgical*	92,029	33,234,433
iRhythm Technologies*	579,674	40,658,334
Omnicell*	166,062	29,583,945
Vocera Communications*(A)	563,458	31,880,454
		177,165,532
Description	Shares/ Par Value	Fair Value
Industrials — 6.0%
Deere	58,389	$19,987,139
GXO Logistics*	205,829	18,277,615
John Bean Technologies	132,132	19,522,503
Nordson	109,616	27,865,483
Rockwell Automation	92,850	29,656,290
		115,309,030
Information Technology — 29.5%
3D Systems*(A)	728,122	20,503,915
Ambarella*	167,746	31,172,239
Autodesk*	69,252	21,995,128
Brooks Automation	374,271	43,583,858
Cadence Design Systems*	141,457	24,487,621
Cognex	349,373	30,601,581
FARO Technologies*	380,756	28,012,219
IPG Photonics*	177,393	28,207,261
Manhattan Associates*	142,923	25,946,242
Microchip Technology	241,354	17,881,918
National Instruments	578,478	24,567,961
Novanta*	172,148	29,705,859
NVIDIA	104,755	26,782,711
PTC*	182,945	23,298,046
QUALCOMM	150,820	20,065,093
ServiceNow*	44,087	30,762,145
Stratasys*(A)	1,202,340	37,921,804
Teledyne Technologies*	38,833	17,444,560
Teradyne	233,342	32,257,198
Trimble Navigation*	223,085	19,490,936
Zebra Technologies, Cl A*	51,772	27,643,659
		562,331,954
Total United States		941,385,068
Total Common Stock
(Cost $1,438,249,324)		1,908,580,179
REPURCHASE AGREEMENTS — 2.6%
BofA 0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $11,808,394 (collateralized by various U.S. Government Agency Obligations, ranging in par value $6,843 — $151,729, 1.500% — 5.000%, 09/01/2028 — 01/01/2059, with a total market value of $12,044,060)(B)	11,807,902	11,807,902

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2021 (Unaudited) (Concluded)

Description	Par Value	Fair Value
Citigroup 0.060%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $3,498,608 (collateralized by various U.S. Treasury Obligations, ranging in par value $1 — $466,625, 0.000% — 4.625%, 11/15/2021 — 08/15/2051, with a total market value of $3,570,413)(B)	$3,498,433	$3,498,433
Daiwa Capital Markets 0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $11,808,394 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 — $3,089,204, 0.000% — 6.500%, 10/31/2021 — 11/01/2051, with a total market value of $12,044,060(B)	11,807,902	11,807,902
Deutsche Bank 0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $11,808,394 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 — $1,089,450, 0.000% — 8.000%, 11/04/2021 — 08/15/2051, with a total market value of $12,044,060)(B)	11,807,902	11,807,902
Description	Par Value	Fair Value
RBC Dominion Securities 0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $11,808,394 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 — $2,403,955, 0.000% — 6.000%, 10/31/2021 — 07/20/2051, with a total market value of $12,044,060)(B)	$11,807,902	$11,807,902
Total Repurchase Agreements
(Cost $50,730,041)		50,730,041

Total Investments — 102.6%
(Cost $1,488,979,365)		$1,959,310,220

Percentages are based on Net Assets of $1,909,086,153.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $69,724,910.

(B)      Tri-Party Repurchase Agreement.

ADR – American Depositary Receipt

Cl – Class

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,908,580,179	$—	$—	$1,908,580,179
Repurchase Agreements	—	50,730,041	—	50,730,041
Total Investments in Securities	$1,908,580,179	$50,730,041	$—	$1,959,310,220

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 100.0%
Argentina — 1.1%
Consumer Discretionary — 1.1%
MercadoLibre*	324	$479,850
Total Argentina		479,850
Australia — 1.2%
Information Technology — 1.2%
Appen	67,615	545,946
Total Australia		545,946
China — 4.8%
Communication Services — 1.6%
Baidu ADR*	4,391	712,397
Consumer Discretionary — 2.8%
Alibaba Group Holding ADR*	4,034	665,368
JD.com ADR*	7,169	561,189
Total Consumer Discretionary		1,226,557
Information Technology — 0.4%
Iflytek	20,200	178,095
Total China		2,117,049
France — 1.5%
Information Technology — 1.5%
Dassault Systemes	11,357	662,137
Total France		662,137
Germany — 1.4%
Information Technology — 1.4%
Infineon Technologies	12,714	594,341
Total Germany		594,341
Description	Shares	Fair Value
Hong Kong — 2.4%
Communication Services — 1.6%
Tencent Holdings	11,400	$704,893
Information Technology — 0.8%
Kingdee International Software Group	101,000	333,678
Total Hong Kong		1,038,571
Israel — 1.2%
Information Technology — 1.2%
Nice ADR*	1,826	516,795
Total Israel		516,795
Poland — 0.9%
Communication Services — 0.9%
CD Projekt	9,195	401,045
Total Poland		401,045
Russia — 1.5%
Communication Services — 1.5%
Yandex, Cl A*	7,986	661,560
Total Russia		661,560
Taiwan — 3.6%
Information Technology — 3.6%
Global Unichip	22,450	482,770
MediaTek	15,367	504,525
Taiwan Semiconductor Manufacturing	28,203	598,370
Total Information Technology		1,585,665
Total Taiwan		1,585,665
United Kingdom — 1.4%
Information Technology — 1.4%
Blue Prism Group*	40,591	628,175
Total United Kingdom		628,175
United States — 79.0%
Communication Services — 6.2%
Alphabet, Cl A*	249	737,269
Electronic Arts	3,482	488,351
Netflix*	1,066	735,870
Spotify Technology*	2,529	731,892
		2,693,382
Consumer Discretionary — 7.8%
Amazon.com*	206	694,722
Booking Holdings*	221	534,992
Etsy*	2,728	683,882
iRobot*	8,585	716,161
Tesla*	741	825,474
		3,455,231

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
Financials — 2.3%
Lemonade*	6,416	$398,819
Upstart Holdings*	1,890	608,655
		1,007,474
Health Care — 5.1%
Butterfly Network	44,734	461,655
Illumina*	1,532	635,872
Veeva Systems, Cl A*	1,877	595,028
Veracyte*	11,633	556,988
		2,249,543
Industrials — 2.7%
CoStar Group*	6,135	527,917
Verisk Analytics, Cl A	3,071	645,739
		1,173,656
Information Technology — 54.9%
Accenture PLC, Cl A	1,195	428,754
Adobe*	766	498,176
Advanced Micro Devices*	5,729	688,798
Alteryx, Cl A*	9,416	689,157
Analog Devices	4,405	764,223
Arista Networks*	1,931	791,111
ASML Holding, Cl G	734	596,654
Aspen Technology*	3,899	610,934
Atlassian, Cl A*	1,861	852,581
Autodesk*	2,181	692,707
C3.ai, Cl A*	10,085	455,035
Cloudflare, Cl A*	5,047	982,751
Cognex	6,633	580,984
Fair Isaac*	1,532	610,042
Fiserv*	4,702	463,100
HubSpot*	854	691,936
International Business Machines	5,127	641,388
Intuit	1,059	662,923
JFrog*	10,731	350,796
Lam Research	1,031	581,041
McAfee, Cl A	15,316	327,303
Microsoft	2,376	787,930
MongoDB, Cl A*	921	480,108
New Relic*	7,378	598,798
NortonLifeLock	15,563	396,078
NVIDIA	3,070	784,906
Palo Alto Networks*	1,151	585,963
Description	Shares	Fair Value
Pure Storage, Cl A*	16,033	$430,646
Rapid7*	5,154	663,578
salesforce.com*	2,626	786,986
ServiceNow*	928	647,521
Shopify, Cl A*	350	513,356
Splunk*	4,516	744,327
Square, Cl A*	2,175	553,538
Teradyne	4,188	578,949
Twilio, Cl A*	1,624	473,169
Varonis Systems, Cl B*	8,609	557,347
Wix.com*	2,694	500,976
Yext*	47,230	594,626
Zendesk*	5,034	512,461
		24,151,657
Total United States		34,730,943
Total Common Stock (Cost $39,292,194)		43,962,077
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 0.03%(A)	49,482	49,482
Total Short-Term Investment (Cost $49,482)		49,482
Total Investments — 100.1%
(Cost $39,341,676)		$44,011,559

Percentages are based on Net Assets of $43,989,071.

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

October 31, 2021 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$237,812,244	$1,488,979,365	$39,341,676
Cost of Foreign Currency	6,181	—	—
Investments at Fair Value*	$240,063,052	$1,908,580,179	$44,011,559
Repurchase Agreements	—	50,730,041	—
Foreign Currency at Value	6,492	—	—
Dividends Receivable	53,632	2,088,579	930
Reclaims Receivable	25,273	2,744,489	1,040
Total Assets	240,148,449	1,964,143,288	44,013,529

Liabilities:
Payable Upon Return on Securities Loaned	—	50,730,041	—
Advisory Fees Payable	133,265	1,474,833	24,423
Payable to Custodian	550	2,852,261	35
Total Liabilities	133,815	55,057,135	24,458

Net Assets	$240,014,634	$1,909,086,153	$43,989,071

Net Assets Consist of:
Paid-in Capital	$226,070,014	$1,494,044,114	$37,281,589
Total Distributable Earnings	13,944,620	415,042,039	6,707,482
Net Assets	$240,014,634	$1,909,086,153	$43,989,071
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	5,150,001	27,900,000	950,000
Net Asset Value, Offering and Redemption Price Per Share	$46.60	$68.43	$46.30

* Includes Market Value of Securities on Loan	$—	$50,730,041	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Six Months Ended October 31, 2021 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividends	$330,958	$7,173,088	$137,401
Income from Securities Lending, Net	—	572,360	—
Less: Foreign Taxes Withheld	(25,074)	(578,774)	(5,356)
Total Investment Income	305,884	7,166,674	132,045

Expenses:
Advisory Fees	927,953	8,806,836	150,480
Total Expenses	927,953	8,806,836	150,480

Less:
Waiver of Advisory Fees	(139,193)	—	(14,045)
Net Expenses	788,760	8,806,836	136,435
Net Investment Loss	(482,876)	(1,640,162)	(4,390)

Net Realized Gain (Loss) on:
Investments(1)	14,805,628	138,078,131	2,494,670
Foreign Currency Transactions	19,335	(108,641)	(2,332)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,215,566)	(36,020,744)	2,045,385
Foreign Currency Translations	(172)	(113,051)	(74)
Net Realized and Unrealized Gain on Investments	1,609,225	101,835,695	4,537,649

Net Increase in Net Assets Resulting from Operations	$1,126,349	$100,195,533	$4,533,259

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
Operations:
Net Investment Income (Loss)	$(482,876)	$(341,936)	$(1,640,162)	$2,820,628
Net Realized Gain on Investments(1)	14,805,628	14,868,274	138,078,131	150,020,066
Net Realized Gain (Loss) on Foreign Currency Transactions	19,335	(8,483)	(108,641)	(454,711)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(13,215,566)	14,361,047	(36,020,744)	542,426,511
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(172)	340	(113,051)	82,102
Net Increase in Net Assets Resulting from Operations	1,126,349	28,879,242	100,195,533	694,894,596
Distributions	—	—	—	(3,313,593)

Capital Share Transactions:
Issued	71,032,391	215,192,537	219,961,037	487,438,713
Redeemed	(50,157,036)	(39,805,897)	(297,615,166)	(355,925,932)
Increase (Decrease) in Net Assets from Capital Share Transactions	20,875,355	175,386,640	(77,654,129)	131,512,781
Total Increase in Net Assets	22,001,704	204,265,882	22,541,404	823,093,784

Net Assets:
Beginning of Period	218,012,930	13,747,048	1,886,544,749	1,063,450,965
End of Period	$240,014,634	$218,012,930	$1,909,086,153	$1,886,544,749

Share Transactions:
Issued	1,500,000	5,175,000	3,250,000	8,300,000
Redeemed	(1,050,000)	(975,000)	(4,550,000)	(6,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	4,200,000	(1,300,000)	1,900,000

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	Six Months Ended October 31, 2021 (unaudited)	Period Ended April 30, 2021*
Operations:
Net Investment Loss	$(4,390)	$(62,716)
Net Realized Gain on Investments(1)	2,494,670	1,497,969
Net Realized Loss on Foreign Currency Transactions	(2,332)	(1,579)
Net Change in Unrealized Appreciation on Investments	2,045,385	2,624,498
Net Change in Unrealized Depreciation on Foreign Currency Translations	(74)	(4)
Net Increase in Net Assets Resulting from Operations	4,533,259	4,058,168

Capital Share Transactions:
Issued	10,855,860	39,701,547
Redeemed	(8,681,273)	(6,478,490)
Increase in Net Assets from Capital Share Transactions	2,174,587	33,223,057
Total Increase in Net Assets	6,707,846	37,281,225

Net Assets:
Beginning of Period	37,281,225	—
End of Period	$43,989,071	$37,281,225

Share Transactions:
Issued	250,000	1,075,000
Redeemed	(200,000)	(175,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	900,000

*  The Fund commenced operations May 8, 2020.

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Six Months Ended October 31, 2021 (unaudited) and Year or Period Ended April 30,
For a Share Outstanding Throughout the Period/Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2021‡	$46.39	$(0.10)	$0.31	$0.21	$—	$—	$46.60	$46.68	0.47%	$240,015	0.68%(3)	0.80%(3)	(0.42)%(3)	19%
2021	27.49	(0.15)	19.05	18.90	—	—	46.39	46.43	68.75	218,013	0.68	0.80	(0.36)	28
2020†	24.29	(0.07)	3.27	3.20	—	—	27.49	27.54	13.17	13,747	0.68(3)	0.80(3)	(0.32)(3)	20
ROBO Global® Robotics and Automation Index ETF
2021‡	64.61	(0.06)	3.88	3.82	—	—	68.43	68.44	5.91	1,909,086	0.95(3)	0.95(3)	(0.18)(3)	11
2021	38.95	0.10	25.68	25.78	(0.12)	(0.12)	64.61	64.69	66.21	1,886,545	0.95	0.95	0.19	29
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	(0.16)	38.95	38.77	(5.91)	1,063,451	0.95	0.95	0.22	25
2019	40.41	0.16	1.10^	1.26	(0.12)	(0.12)	41.55	41.61	3.22	1,504,174	0.95	0.95	0.41	29
2018	33.03	0.03	7.36	7.39	(0.01)	(0.01)	40.41	40.26	22.37	2,232,427	0.95	0.95	0.07	30
2017	25.18	0.13	7.77	7.90	(0.05)	(0.05)	33.03	33.11	31.43	485,554	0.95	0.95	0.45	31
ROBO Global® Artificial Intelligence ETF
2021‡	41.42	—	4.88	4.88	—	—	46.30	46.31	11.81	43,989	0.68(3)	0.75(3)	(0.02)(3)	14
2021@	25.02	(0.16)	16.56	16.40	—	—	41.42	41.55	65.55	37,281	0.68(3)	0.75(3)	(0.42)(3)	30

*    Per share data calculated using average shares method.

^    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

‡     For the six month period ended October 31, 2021 (unaudited).

†     Commenced operations on June 24, 2019.

@    Commenced operations on May 8, 2020.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7).

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the ROBO Global® Robotics and Automation Index ETF, and 25,000 shares for the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired. will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended October 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2021, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global Artificial Intelligence ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Intelligence ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$1,165,000	$550
ROBO Global® Robotics and Automation Index ETF	50,000	$1,000	$3,421,500	$1,000
ROBO Global® Artificial Intelligence ETF	25,000	$550	$1,157,500	$550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the adviser and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreements between the Adviser and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Continued)

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through August 31, 2022, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through August 31, 2022. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a license agreement with ROBO Global®, the Funds’ index provider, pursuant to which the Adviser pays a fee to use each Index. The Adviser is sub-licensing rights to each Index to each Fund at no charge. As part of an agreement between ROBO Global® and the Adviser, ROBO Global® has agreed to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser’s minimum fee under the arrangement.

A Trustee and certain officer of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as the officers and/or Trustee.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”) is a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective October 1, 2018, under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000. Prior to October 1, 2018, the Adviser paid the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Funds’ shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in either Fund’s shares.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Continued)

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the six months ended October 31, 2021, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. For their services to the Funds, the Administrator, Custodian, and Transfer Agent are each entitled to a fee. The Adviser pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation TR Index	$43,078,664	$44,393,832
ROBO Global® Robotics and Automation Index	213,682,831	201,363,458
ROBO Global® Artificial Intelligence TR Index	5,718,118	5,837,082

For the six months ended October 31, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF	$70,382,619	$48,467,447	$17,352,522
ROBO Global® Robotics and Automation Index ETF	200,511,146	288,561,645	147,051,555
ROBO Global® Artificial Intelligence ETF*	10,171,567	7,726,427	2,696,897

For the year/period ended April 30, 2021, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF had $17,132,402, $157,154,143 and $1,905,155 of net realized gains as a result of in-kind transactions, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

During the year ended April 30, 2021, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF realized $16,945,414, $155,299,741 and $1,897,605, respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds’ rather than cash. Because such gains are not taxable to the Funds’, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in-capital.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

5. TAX INFORMATION (Continued)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2021 and April 30, 2020 were as follows:

Ordinary Income
ROBO Global® Healthcare Technology and Innovation ETF
2021	$—
2020	—
ROBO Global® Robotics and Automation Index ETF
2021	$3,313,593
2020	4,728,257
ROBO Global® Artificial Intelligence ETF
2021	$—

As of April 30, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Undistributed Ordinary Income	$—	$3,434,914	$—
Undistributed Long-Term Capital Gain	238,157	—	—
Post-October Losses	—	—	(802)
Capital Loss Carryforwards	—	(168,212,607)	(221)
Deferred Late-Year Losses	(189,692)	—	(50,639)
Unrealized Appreciation	12,769,805	479,624,205	2,225,885
Other Temporary Differences	1	(5)	—
Total Distributable Earnings	$12,818,271	$314,846,507	$2,174,223

The Funds may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Robotics and Automation Index ETF	$56,281,994	$111,930,613	$168,212,607
ROBO Global® Artificial Intelligence ETF	221	—	221

For the taxable year ended April 30, 2021, ROBO Global® Robotics and Automation Index ETF utilized capital loss carryforwards of $2,393,046.

For Federal income tax purposes, the cost of securities owned at October 31, 2021, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

5. TAX INFORMATION (Continued)

have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2021, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ROBO Global® Healthcare Technology and Innovation ETF	$237,812,244	$29,645,048	$(27,394,240)	$2,250,808
ROBO Global® Robotics and Automation Index ETF	1,488,979,365	538,415,033	(68,084,178)	470,330,855
ROBO Global® Artificial Intelligence ETF	39,341,676	7,505,746	(2,835,863)	4,669,883

6. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements by Bank of America, Citigroup Global Markets, Daiwa Capital Markets, Deutsche Bank, Morgan Stanley, and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

6. SECURITIES LENDING (Continued)

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2021:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$69,724,910	$50,730,041	$18,994,869	$—

(1) Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2021 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2021, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2021

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$50,730,041	$—	$—	$—	$50,730,041
U.S. Government Securities	—	4,970	41,248	20,721,216	20,767,434
Total	$50,730,041	$4,970	$41,248	$20,721,216	$71,497,475

7. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in a Fund.

Artificial Intelligence Companies Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund invests primarily in the equity securities of Artificial Intelligence Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Artificial Intelligence Companies may have limited product lines, markets, financial resources or personnel. Securities of Artificial Intelligence Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial Intelligence Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

China A-Shares Investment Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF only) The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Funds may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Funds’ investments in A-shares may become subject to frequent and widespread trading halts.

In addition, Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Funds may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Funds will not be able to trade any A-shares. The Funds may be subject to the risk of price fluctuations in A-shares on such days. The Funds are also subject to the risk that they will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk: (ROBO Global® Artificial Intelligence ETF only) Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in each Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact the Funds’ performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, each Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Illiquid Investments Risk: This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Funds’ returns because the Funds may be unable to transact at advantageous times or prices.

Index Tracking Risk: The Funds’ returns may not match or achieve a high degree of correlation with the return of the Index. To the extent each Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if each Fund sought to replicate the Index.

Industry Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Health Care Equipment & Services Industry Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Health care equipment and services companies are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Competition among health care equipment and services companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment and services may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Machinery Industry Concentration Risk: (ROBO Global® Robotics and Automation Index ETF only) The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Software Industry Concentration Risk: (ROBO Global® Artificial Intelligence ETF only) Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because each Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of each Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Because each Fund may not fully replicate the Index and may hold fewer than the total number of securities in the Index and may hold securities not included in the Index, each Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Micro-Capitalization Risk: The micro-capitalization companies in which each Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF only) A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Passive Investment Risk: Each Fund is not actively managed and, therefore, each Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Preferred Securities Risk: Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Robotics and Automation Companies Risk: (ROBO Global® Robotics and Automation Index ETF only) The Fund invests primarily in the equity securities of Robotics and Automation Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Robotics and Automation Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and Automation Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Funds’ shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Funds’ holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of each Fund inadvisable. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings.

ROBO Global®

Notes to the Financial Statements
October 31, 2021 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably estimable at this time.

9. OTHER

At October 31, 2021, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by six Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

ROBO Global®

Board Consideration of Advisory Agreements

(unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements for the ROBO Global® Robotics and Automation Index ETF

At a meeting held on May 20, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ROBO Global® Robotics and Automation Index ETF (the “Fund”):

•	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”); and
•	the sub advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”), pursuant to which Vident provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that continuance of the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and government restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Vident, and at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Vident provided overviews of their respective advisory businesses, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided and requested additional information in connection with the Agreements. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Vident. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Vident to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) ETC’s and Vident’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Vident and their respective affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

ROBO Global®

Board Consideration of Advisory Agreements

(unaudited) (Continued)

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Vident with respect to the Fund and monitoring compliance with various Fund policies and procedures and applicable securities regulations; and (ii) Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Vident’s investment personnel, the quality of ETC’s and Vident’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board noted that it was provided with ETC’s and Vident’s registration forms on Form ADV as well as each one’s responses to a detailed series of questions, which included a description of their operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s and Vident’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Vident.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance to the performance of a group of peer funds, as well as a report comparing the Fund’s performance to the performance of its underlying index, for various time periods. The Board noted that the index based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Vident, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

ROBO Global®

Board Consideration of Advisory Agreements

(Unaudited) (Continued)

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the ETC Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that while ROBO Global, the Fund’s index provider, has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Vident from its relationship with the Fund, and reviewed profitability analyses from ETC and Vident with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered the extent to which economies of scale have been realized as the Fund’s assets have grown and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. With respect to the advisory fee, the Board considered that the Fund’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ROBO Global®

Board Consideration of Advisory Agreements

(Unaudited) (Continued)

Board Consideration of Investment Advisory Agreement for the ROBO Global® Healthcare Technology and Innovation ETF

At a meeting held on May 20, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the ROBO Global® Healthcare Technology Innovation ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreement must be approved (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Although the 1940 Act requires that continuance of the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and government restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of ETC’s advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that ETC’s responsibilities include, among other things, monitoring compliance with various policies and procedures and applicable securities regulations, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Fund’s underlying index, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality

ROBO Global®

Board Consideration of Advisory Agreements

(Unaudited) (Continued)

of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it was provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including the Fund and other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance to the performance of a group of peer funds, as well as a report comparing the Fund’s performance to the performance of its underlying index, for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees paid to ETC for the services provided to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing the Fund’s advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

ROBO Global®

Board Consideration of Advisory Agreements

(Unaudited) (Concluded)

Economies of Scale

The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

ROBO Global®

Liquidity Risk Management Program

(Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2021 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ROBO Global®

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2021 to October 31, 2021 (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/21	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$1,004.70	0.68%	$3.44
Hypothetical 5% Return	$1,000.00	$1,021.78	0.68%	$3.47

ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$1,059.10	0.95%	$4.93
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84

ROBO Global® Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,118.10	0.68%	$3.63
Hypothetical 5% Return	$1,000.00	$1,021.78	0.68%	$3.47

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

ROBO Global®

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:
Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 330
Roswell, Georgia 30076

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-SA-001-0900

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open end management companies. Effective for closed end management investment companies for fiscal year ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open end management companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 6, 2022	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 6, 2022	Trustee and President

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr.,
Date: January 6, 2022	Treasurer